Provisions and Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Provisions and Other Non-Current Liabilities

The components of provisions and other non-current liabilities include the following:

	December 31,
(millions of U.S. dollars)	2025	2024
Net defined benefit plan obligations (see note 27)	504	523
Deferred compensation and employee incentives	75	75
Provisions	64	62
Other non-current liabilities	13	15
Total provisions and other non-current liabilities	656	675

Summary of Movement in Provisions

The following table presents the movement in provisions for the years ended December 31, 2025 and 2024:

(millions of U.S. dollars)	Employee- Related	Facilities- Related	Other	Total
Balance as of December 31, 2023	45	23	95	163
Charges	21	-	19	40
Utilization	(45)	(2)	(29)	(76)
Translation and other, net	(1)	(1)	-	(2)
Balance as of December 31, 2024	20	20	85	125
Less: short-term provisions	20	1	42	63
Long-term provisions	-	19	43	62
Balance as of December 31, 2024	20	20	85	125
Charges	30	-	4	34
Utilization	(27)	(2)	(3)	(32)
Translation and other, net	-	1	2	3
Balance as of December 31, 2025	23	19	88	130
Less: short-term provisions	23	-	43	66
Long-term provisions	-	19	45	64